UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment :        [ ]; Amendment Number: ___

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Attara Capital LP
Address: 767 Fifth Avenue, 12th Floor
         New York, New York 10153

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Slager
Title:   Founder and Chairman
Phone:   212-256-8419

Signature, Place, and Date of Signing:

/s/ David M. Slager           New York, New York               February 12, 2010
-----------------------       ------------------               -----------------
[Signature]                     [City, State]                       [Date]

Report Type (Check only one):

[X] FORM 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] FORM 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] FORM 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  $699,520
                                        -----------
                                        (Thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                            Value
                                                           (x$1000)      SH/PRN          PUT/   Inv   Other
             Issuer                Class           CUSIP    Rounded        AMT   SH/PRN  CALL  Discr   Mgr       SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN COMMERCIAL LINES     COM PAR $0.01      025195405    6,889     375,829    SH    NULL   SOLE   NONE     375,829    0     0
ARCH COAL INC                 COM                039380100   15,515     697,312    SH    NULL   SOLE   NONE     697,312    0     0
ASSURED GUARANTY LTD          COM                G0585R106    6,754     310,400    SH    NULL   SOLE   NONE     310,400    0     0
BANK OF AMERICA CORPORATION   COM                060505104    9,220     612,200    SH    NULL   SOLE   NONE     612,200    0     0
BERKSHIRE HATHAWAY INC DEL    CL B               084670207   37,789      11,500    SH    CALL   SOLE   NONE      11,500    0     0
CAPLEASE INC                  COM                140288101    1,321     301,600    SH    NULL   SOLE   NONE     301,600    0     0
CBL & ASSOC PPTYS INC         COM                124830100    3,331     344,503    SH    NULL   SOLE   NONE     344,503    0     0
CEDAR SHOPPING CTRS INC       COM NEW            150602209       91      13,400    SH    NULL   SOLE   NONE      13,400    0     0
CITIGROUP INC                 COM                172967101   53,680  16,217,616    SH    NULL   SOLE   NONE  16,217,616    0     0
COMPANHIA DE SANEAMENTO BASI  SPONSORED ADR      20441A102    8,667     221,557    SH    NULL   SOLE   NONE     221,557    0     0
CONOCOPHILLIPS                COM                20825C104      848      16,600    SH    NULL   SOLE   NONE      16,600    0     0
CONOCOPHILLIPS                COM                20825C104  112,701   2,206,800    SH    CALL   SOLE   NONE   2,206,800    0     0
DEVELOPERS DIVERSIFIED RLTY   COM                251591103    1,053     113,700    SH    NULL   SOLE   NONE     113,700    0     0
ENTERTAINMENT PPTYS TR        COM SH BEN INT     29380T105      455      12,900    SH    NULL   SOLE   NONE      12,900    0     0
FOREST CITY ENTERPRISES INC   CL A               345550107   12,969   1,100,911    SH    NULL   SOLE   NONE   1,100,911    0     0
FREEPORT-MCMORAN COPPER & GO  COM                35671D857    5,436      67,700    SH    NULL   SOLE   NONE      67,700    0     0
GLIMCHER RLTY TR              SH BEN INT         379302102      908     336,212    SH    NULL   SOLE   NONE     336,212    0     0
INTERCONTINENTALEXCHANGE INC  COM                45865V100   10,167      90,531    SH    NULL   SOLE   NONE      90,531    0     0
JPMORGAN CHASE & CO           *W EXP 10/28/2010  46634E114    1,146      27,500    SH    NULL   SOLE   NONE      27,500    0     0
LAS VEGAS SANDS CORP          COM                517834107   39,151   2,620,577    SH    NULL   SOLE   NONE   2,620,577    0     0
LAS VEGAS SANDS CORP          COM                517834107    7,470     500,000    SH    CALL   SOLE   NONE     500,000    0     0
LEXINGTON REALTY TRUST        COM                529043101    2,921     480,500    SH    NULL   SOLE   NONE     480,500    0     0
MASTERCARD INC                CL A               57636Q104    9,977      38,977    SH    NULL   SOLE   NONE      38,977    0     0
MBIA INC                      COM                55262C100    3,062     769,400    SH    NULL   SOLE   NONE     769,400    0     0
MECHEL OAO                    SPONSORED ADR      583840103   14,842     788,654    SH    NULL   SOLE   NONE     788,654    0     0
MGIC INVT CORP WIS            COM                552848103    3,230     558,900    SH    NULL   SOLE   NONE     558,900    0     0
MGM MIRAGE                    COM                552953101   14,493   1,589,100    SH    NULL   SOLE   NONE   1,589,100    0     0
NATIONAL FINL PARTNERS CORP   COM                63607P208   13,864   1,713,695    SH    NULL   SOLE   NONE   1,713,695    0     0
NYSE EURONEXT                 COM                629491101   44,051   1,741,132    SH    NULL   SOLE   NONE   1,741,132    0     0
NYSE EURONEXT                 COM                629491101   23,446     926,700    SH    CALL   SOLE   NONE     926,700    0     0
PATRIOT COAL CORP             COM                70336T104    9,794     633,500    SH    NULL   SOLE   NONE     633,500    0     0
PENNSYLVANIA RL ESTATE INVT   SH BEN INT         709102107    1,854     219,200    SH    NULL   SOLE   NONE     219,200    0     0
PFIZER INC                    COM                717081103   46,559   2,559,600    SH    CALL   SOLE   NONE   2,559,600    0     0
PHOENIX COS INC NEW           COM                71902E109    6,182   2,223,872    SH    NULL   SOLE   NONE   2,223,872    0     0
RADIAN GROUP INC              COM                750236101    3,290     450,100    SH    NULL   SOLE   NONE     450,100    0     0
RAMCO-GERSHENSON PPTYS TR     COM SH BEN INT     751452202      329      34,500    SH    NULL   SOLE   NONE      34,500    0     0
RENAISSANCERE HOLDINGS LTD    COM                G7496G103    2,774      52,200    SH    NULL   SOLE   NONE      52,200    0     0
SCIENTIFIC GAMES CORP         CL A               80874P109   10,227     702,888    SH    NULL   SOLE   NONE     702,888    0     0
SELECT SECTOR SPDR TR         SBI INT-FINL       81369Y605      425      29,526    SH    NULL   SOLE   NONE      29,526    0     0
SOTHEBYS                      COM                835898107   23,171   1,030,727    SH    NULL   SOLE   NONE   1,030,727    0     0
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A           848574109   15,599     785,459    SH    NULL   SOLE   NONE     785,459    0     0
STATE STR CORP                COM                857477103    2,961      68,000    SH    NULL   SOLE   NONE      68,000    0     0
TESORO CORP                   COM                881609101   10,413     768,500    SH    NULL   SOLE   NONE     768,500    0     0
TEXTRON INC                   COM                883203101      828      44,000    SH    NULL   SOLE   NONE      44,000    0     0
TRANSALTA CORP                COM                89346D107    3,675     156,500    SH    NULL   SOLE   NONE     156,500    0     0
TRANSATLANTIC HLDGS INC       COM                893521104      758      14,553    SH    NULL   SOLE   NONE      14,553    0     0
TRANSDIGM GROUP INC           COM                893641100    8,444     177,800    SH    NULL   SOLE   NONE     177,800    0     0
U S G CORP                    COM NEW            903293405    3,575     254,421    SH    NULL   SOLE   NONE     254,421    0     0
UNITED STATES OIL FUND LP     UNITS              91232N108   14,442     367,674    SH    NULL   SOLE   NONE     367,674    0     0
VALERO ENERGY CORP NEW        COM                91913Y100   29,400   1,755,200    SH    NULL   SOLE   NONE   1,755,200    0     0
VALERO ENERGY CORP NEW        COM                91913Y100   16,789   1,002,300    SH    CALL   SOLE   NONE   1,002,300    0     0
VERISIGN INC                  COM                92343E102   21,675     894,200    SH    NULL   SOLE   NONE     894,200    0     0
WELLPOINT INC                 COM                94973V107      909      15,600    SH    NULL   SOLE   NONE      15,600    0     0